Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 18 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions through the date of issuance of these unaudited condensed consolidated financial statements, and concluded there were no other material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.